Note 22 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]

2020	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,415,121	$1,357,294	$-	$2,772,415
Depreciation and amortization	26,846	71,442	94	98,382
Operating earnings	112,555	78,786	(21,929)	169,412
Other income, net				361
Interest expense, net				(24,318)
Income taxes				(35,865)

Net earnings				$109,590

Total assets	$662,616	$1,527,705	$6,219	$2,196,540
Total additions to long lived assets	45,933	133,157	1,656	180,746
2019	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,411,998	$995,412	$-	$2,407,410
Depreciation and amortization	25,628	53,886	43	79,557
Operating earnings (loss)	104,706	60,586	(339,711)	(174,419)
Other expense, net				6,015
Interest expense, net				(32,080)
Income taxes				(27,147)

Net earnings (loss)				$(227,631)

Total assets	$625,310	$1,323,024	$7,135	$1,955,469
Total additions to long lived assets	112,482	636,555	308	749,345

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2020	2019

United States
Revenues	$2,441,025	$2,184,789
Total long-lived assets	1,072,466	1,022,721

Canada
Revenues	$331,390	$222,621
Total long-lived assets	289,788	252,788

Consolidated
Revenues	$2,772,415	$2,407,410
Total long-lived assets	1,362,254	1,275,509